Schedule of Investments (unaudited) July 31, 2020	iShares® U.S. Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 18.5%
AbbVie Inc.	1,021,558	$96,956,070
ACADIA Pharmaceuticals Inc.(a)(b)	66,006	2,743,869
Agios Pharmaceuticals Inc.(a)	35,161	1,593,496
Alexion Pharmaceuticals Inc.(a)	127,912	13,109,701
Alkermes PLC(a)	92,398	1,664,088
Allogene Therapeutics Inc.(a)	37,357	1,369,881
Alnylam Pharmaceuticals Inc.(a)	65,595	9,561,127
Amgen Inc.	340,985	83,428,800
Biogen Inc.(a)	94,595	25,984,301
BioMarin Pharmaceutical Inc.(a)	104,724	12,546,982
Bluebird Bio Inc.(a)	37,670	2,286,569
Blueprint Medicines Corp.(a)	31,468	2,302,828
Exact Sciences Corp.(a)(b)	82,521	7,818,865
Exelixis Inc.(a)	177,910	4,107,942
FibroGen Inc.(a)(b)	46,512	1,882,341
Gilead Sciences Inc.	726,896	50,541,079
Immunomedics Inc.(a)	120,503	5,088,842
Incyte Corp.(a)	104,670	10,337,209
Intercept Pharmaceuticals Inc.(a)(b)	14,712	671,456
Ionis Pharmaceuticals Inc.(a)	73,569	4,234,632
Moderna Inc.(a)	171,454	12,704,741
Myriad Genetics Inc.(a)	42,511	513,108
Neurocrine Biosciences Inc.(a)	53,878	6,484,756
Regeneron Pharmaceuticals Inc.(a)	58,469	36,956,501
Sage Therapeutics Inc.(a)	29,839	1,359,763
Sarepta Therapeutics Inc.(a)(b)	42,962	6,595,526
Seattle Genetics Inc.(a)	67,284	11,187,311
Ultragenyx Pharmaceutical Inc.(a)(b)	32,572	2,545,827
United Therapeutics Corp.(a)	25,591	2,852,629
Vertex Pharmaceuticals Inc.(a)	150,293	40,879,696
Vir Biotechnology Inc.(a)	8,633	412,312

		460,722,248

Health Care Equipment & Supplies — 26.6%
Abbott Laboratories	1,025,330	103,189,211
ABIOMED Inc.(a)	26,090	7,825,435
Align Technology Inc.(a)	41,503	12,194,411
Avanos Medical Inc.(a)	27,816	853,117
Baxter International Inc.	294,953	25,478,040
Becton Dickinson and Co.	170,929	48,089,165
Boston Scientific Corp.(a)	828,027	31,937,001
Cantel Medical Corp.	21,653	1,023,104
Cooper Companies Inc. (The)	28,513	8,067,183
Danaher Corp.	364,751	74,336,254
Dentsply Sirona Inc.	127,144	5,670,622
DexCom Inc.(a)	53,486	23,295,292
Edwards Lifesciences Corp.(a)	359,197	28,164,637
Globus Medical Inc., Class A(a)	43,866	2,113,464
Haemonetics Corp.(a)	29,283	2,566,948
Hill-Rom Holdings Inc.	38,658	3,758,331
Hologic Inc.(a)	149,473	10,430,226
ICU Medical Inc.(a)	11,245	2,066,044
IDEXX Laboratories Inc.(a)(b)	49,216	19,575,664
Insulet Corp.(a)	37,956	7,718,732
Integra LifeSciences Holdings Corp.(a)	40,580	1,937,695
Intuitive Surgical Inc.(a)	67,599	46,335,059
LivaNova PLC(a)	28,029	1,304,470
Masimo Corp.(a)	28,879	6,356,846
Medtronic PLC	777,376	75,001,237

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Neogen Corp.(a)	30,699	$2,356,762
NuVasive Inc.(a)	29,741	1,699,401
Penumbra Inc.(a)(b)	19,173	4,254,680
ResMed Inc.(b)	83,804	16,971,148
Steris PLC	49,288	7,867,843
Stryker Corp.	186,853	36,118,685
Teleflex Inc.	26,934	10,049,075
Varian Medical Systems Inc.(a)	52,726	7,525,055
West Pharmaceutical Services Inc.	42,709	11,483,169
Zimmer Biomet Holdings Inc.	119,784	16,154,070

		663,768,076

Health Care Providers & Services — 17.7%
1Life Healthcare Inc.(a)	16,810	497,744
Acadia Healthcare Co. Inc.(a)(b)	51,313	1,529,641
Amedisys Inc.(a)	18,791	4,400,101
Anthem Inc.	146,141	40,013,406
Centene Corp.(a)	335,693	21,903,968
Chemed Corp.	9,212	4,534,054
Cigna Corp.(a)	213,883	36,935,455
Covetrus Inc.(a)	56,168	1,244,683
CVS Health Corp.	757,668	47,687,624
DaVita Inc.(a)	49,507	4,326,417
Encompass Health Corp.	57,671	3,926,242
Guardant Health Inc.(a)	30,232	2,575,162
HCA Healthcare Inc.	152,575	19,322,098
HealthEquity Inc.(a)(b)	44,086	2,273,074
Henry Schein Inc.(a)	82,867	5,695,449
Humana Inc.	76,603	30,062,847
Laboratory Corp. of America Holdings(a)	56,393	10,879,338
McKesson Corp.	93,754	14,078,101
MEDNAX Inc.(a)	49,633	991,667
Molina Healthcare Inc.(a)	32,945	6,084,941
Premier Inc., Class A(a)	38,416	1,343,407
Quest Diagnostics Inc.	77,605	9,861,267
Tenet Healthcare Corp.(a)	60,054	1,587,828
UnitedHealth Group Inc.	549,738	166,449,672
Universal Health Services Inc., Class B	45,089	4,955,281

		443,159,467

Health Care Technology — 0.4%
Teladoc Health Inc.(a)	43,179	10,260,626

Life Sciences Tools & Services — 8.7%
10X Genomics Inc., Class A(a)	6,628	651,996
Agilent Technologies Inc.	178,902	17,233,630
Avantor Inc.(a)	156,852	3,463,292
Bio-Rad Laboratories Inc., Class A(a)	12,401	6,509,161
Bio-Techne Corp.	22,198	6,108,002
Bruker Corp.	59,216	2,642,218
Charles River Laboratories International Inc.(a)	28,716	5,714,197
Illumina Inc.(a)(b)	85,210	32,563,853
IQVIA Holdings Inc.(a)	102,901	16,298,489
Mettler-Toledo International Inc.(a)(b)	13,846	12,946,010
PPD Inc.(a)	35,896	1,054,265
PRA Health Sciences Inc.(a)	36,914	3,933,556
Repligen Corp.(a)	27,313	4,121,805
Syneos Health Inc.(a)	36,294	2,264,383
Thermo Fisher Scientific Inc.	228,940	94,769,713
Waters Corp.(a)(b)	35,940	7,660,611

		217,935,181

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Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® U.S. Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals — 27.8%
Bristol-Myers Squibb Co.	1,311,602	$76,938,573
Catalent Inc.(a)	94,255	8,232,232
Elanco Animal Health Inc.(a)	231,373	5,467,344
Eli Lilly & Co.	488,185	73,369,324
Horizon Therapeutics PLC(a)	110,668	6,771,775
Jazz Pharmaceuticals PLC(a)	32,114	3,476,340
Johnson & Johnson	1,527,169	222,600,153
Merck & Co. Inc.	1,463,125	117,401,150
Mylan NV(a)	299,352	4,822,561
Nektar Therapeutics(a)(b)	103,249	2,287,998
Perrigo Co. PLC	78,878	4,182,111
Pfizer Inc.	3,219,912	123,902,214
Royalty Pharma PLC, Class A(a)	43,784	1,884,901
Zoetis Inc.	275,304	41,758,111

		693,094,787

Total Common Stocks — 99.7% (Cost: $2,231,558,560)		2,488,940,385

Short-Term Investments

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.40%(c)(d)(e)	30,555,921	30,589,533

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.12%(c)(d)	4,927,000	$4,927,000

		35,516,533

Total Short-Term Investments — 1.4% (Cost: $ 35,473,432)		35,516,533

Total Investments in Securities — 101.1% (Cost: $ 2,267,031,992)		2,524,456,918

Other Assets, Less Liabilities — (1.1)%		(27,065,129)

Net Assets — 100.0%		$2,497,391,789

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment CompanyAct of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$70,991,917	$—		$(40,402,829	)(a)	$35,672	$(35,227)	$30,589,533	30,555,921	$72,002	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,207,000	1,720,000	(a)	—		—	—	4,927,000	4,927,000	1,807		—

						$35,672	$(35,227)	$35,516,533		$73,809		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Select Sector Health Care E-Mini Index	77	09/18/20	$8,186	$360,483

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

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Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® U.S. Healthcare ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,488,940,385	$—	$—	$2,488,940,385
Money Market Funds	35,516,533	—	—	35,516,533

	$2,524,456,918	$—	$—	$2,524,456,918

Derivative financial instruments(a)
Assets
Futures Contracts	$360,483	$—	$—	$360,483

(a)	Shown at the unrealized appreciation (depreciation) on the contracts

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